Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Disclosure of cash and cash equivalents [text block] [Abstract]
CASH AND CASH EQUIVALENTS
27.	CASH AND CASH EQUIVALENTS

	As at December 31,
	2021	2020
Cash on hand	9,470	6,603
Bank deposits	12,905,444	16,590,797
Other monetary funds	-	23,890
	12,914,914	16,621,290

	As at December 31,
	2020	2020
Renminbi	12,914,834	16,620,458
Hong Kong Dollars	80	12
United States Dollars	-	820
	12,914,914	16,621,290

Cash and cash equivalents comprise cash held by the Group and short-term deposits with an original maturity of three months or less. Bank deposits as at December 31, 2021 carry interest at market rates which ranged from 0.30% to 0.40% (2020: 0.30%-0.40%) per annum. Majority of our cash is deposited with financial institution in the PRC. Remittance of funds out of the PRC is subject to the exchange restrictions imposed by the PRC government.